[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

May 4, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A - AdvisorDesigns Variable Annuity Prospectus Dated May 1, 2009 File Nos. 811-21104 and 333-89236

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account A does not differ from that contained in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 30, 2009.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Very truly yours,

AMY LEE

Amy Lee
Associate General Counsel
First Security Benefit Life Insurance and
    Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573